Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2023 MBbls MMcf	Dec. 31, 2022 MBbls MMcf	Dec. 31, 2021 MMcf MBbls	Dec. 31, 2020 MMcf MBbls
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	44,784	48,068	49,750	46,334
Undeveloped reserves for properties, net	17,982	18,241	32,197	46,573
Proved developed and undeveloped reserves for properties, net	62,766	66,309	81,947	92,907
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	19,919	24,611	33,383	40,275
Undeveloped reserves for properties, net | MMcf	855	0	1,563	5,661
Proved developed and undeveloped reserves for properties, net | MMcf	20,774	24,611	34,946	45,936
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	43,120	46,623	47,766	43,817
Undeveloped reserves for properties, net	16,225	17,765	31,019	45,240
Proved developed and undeveloped reserves for properties, net	59,345	64,388	78,785	89,057
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	1,075	1,065	1,207	1,695
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf	1,075	1,065	1,207	1,695
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	619	1,115	755	798
Undeveloped reserves for properties, net	479	476	575	1,229
Proved developed and undeveloped reserves for properties, net	1,098	1,591	1,330	2,027
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	9,956	14,103	15,196	19,054
Undeveloped reserves for properties, net | MMcf	855	0	1,563	5,661
Proved developed and undeveloped reserves for properties, net | MMcf	10,811	14,103	16,759	24,715
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	28	8	43	34
Proved developed and undeveloped reserves for properties, net	28	8	43	34
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	8,888	9,443	13,601	13,927
Proved developed and undeveloped reserves for properties, net | MMcf	8,888	9,443	13,601	13,927
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	0	1,186	1,685
Undeveloped reserves for properties, net	0	0	603	104
Proved developed and undeveloped reserves for properties, net			1,789	1,789
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	3,379	5,599
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf			3,379	5,599
Ecuador [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,017	322	0
Undeveloped reserves for properties, net	1,278	0	0
Proved developed and undeveloped reserves for properties, net	2,295	322
Ecuador [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0
Undeveloped reserves for properties, net | MMcf	0	0	0